Significant Accounting Policies - Long-lived Asset Impairment and Foreign Exchange Gains Losses (Details)		12 Months Ended
	May 24, 2016	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Long-lived asset impairments		$ 0	$ 0	$ 0
Foreign exchange gains and (losses)		(500,000)	$ (3,600,000)	$ (5,300,000)
Reverse Stock Split Ratio	0.1
Accounting Standards Update 2015-17 | Pro Forma Adjustment
Current deferred tax assets		2,500,000
Current deferred tax liabilities		$ 1,700,000